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[PROTECTIVE LIFE CORPORATION LETTERHEAD]                                 [LOGO]


                                  May 2, 2000

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                   RE:  PROTECTIVE LIFE INSURANCE COMPANY
                        PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                        PROTECTIVE VARIABLE ANNUITY
                        FILING PURSUANT TO RULE 497(j) FOR
                        FILE NO. 33-70984;811-8108

Commissioners:

     On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Statement of Additional Information ("SAI") being used in connection with the offering of the Protective Variable Annuity variable deferred annuity contract and otherwise required to be filed under Rule 497(c) does not differ from the SAI contained in Post-Effective Amendment No. 9 for Protective Variable Annuity Separate Account as filed with the Commission on April 20, 2000 via EDGARLINK.

     Please do not hesitate to call the undersigned at (800) 627-0220 if you have any questions.

                                               Sincerely,

                                               /s/ STEVE M. CALLAWAY
                                               ---------------------------
                                                   Steve M. Callaway



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